Quarterly Holdings Report
for
Fidelity® SAI Small-Mid Cap 500 Index Fund
October 31, 2022

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV3-NPRT1-1222
1.9867678.107
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	33,064	774,359
Entertainment - 0.4%
AMC Entertainment Holdings, Inc. Class A (a)(b)	69,772	464,682
Madison Square Garden Sports Corp.	2,559	400,765
Playtika Holding Corp. (a)(b)	13,955	131,875
World Wrestling Entertainment, Inc. Class A	5,811	458,430
		1,455,752
Interactive Media & Services - 0.2%
IAC, Inc. (a)	10,502	511,237
TripAdvisor, Inc. (a)	13,787	325,649
		836,886
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	28,243	186,686
Cable One, Inc.	788	677,231
Interpublic Group of Companies, Inc.	53,083	1,581,343
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	27,092	1,564,021
Liberty Media Class A (a)	2,838	147,633
News Corp.:
Class A	52,103	878,978
Class B	16,305	279,305
Nexstar Broadcasting Group, Inc. Class A	5,034	862,324
The New York Times Co. Class A	22,199	642,883
		6,820,404
TOTAL COMMUNICATION SERVICES		9,887,401
CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.9%
BorgWarner, Inc.	31,868	1,196,006
Gentex Corp.	31,718	840,210
Lear Corp.	8,033	1,114,257
QuantumScape Corp. Class A (a)(b)	34,138	284,370
		3,434,843
Automobiles - 0.3%
Harley-Davidson, Inc.	18,161	780,923
Thor Industries, Inc. (b)	7,144	582,022
		1,362,945
Distributors - 0.4%
Pool Corp.	5,208	1,584,430
Diversified Consumer Services - 0.9%
ADT, Inc. (b)	28,214	238,690
Bright Horizons Family Solutions, Inc. (a)	7,763	507,079
Grand Canyon Education, Inc. (a)	4,246	427,275
H&R Block, Inc.	21,527	885,836
Mister Car Wash, Inc. (a)(b)	10,648	94,022
Service Corp. International	20,840	1,263,112
		3,416,014
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	31,296	1,142,304
Boyd Gaming Corp.	10,551	609,426
Choice Hotels International, Inc.	4,543	589,863
Churchill Downs, Inc.	4,896	1,017,927
Hyatt Hotels Corp. Class A (a)	6,658	627,250
Marriott Vacations Worldwide Corp.	5,175	764,658
Norwegian Cruise Line Holdings Ltd. (a)(b)	56,461	953,626
Penn Entertainment, Inc. (a)	21,317	705,593
Planet Fitness, Inc. (a)	11,394	746,079
Six Flags Entertainment Corp. (a)	10,034	223,758
Travel+Leisure Co.	11,103	421,692
Vail Resorts, Inc.	5,430	1,189,876
Wendy's Co.	23,022	478,397
Wyndham Hotels & Resorts, Inc.	11,984	909,945
Wynn Resorts Ltd. (a)	14,071	899,137
		11,279,531
Household Durables - 1.3%
Leggett & Platt, Inc.	17,962	606,218
Mohawk Industries, Inc. (a)	7,100	672,725
Newell Brands, Inc.	50,964	703,813
PulteGroup, Inc.	31,097	1,243,569
Tempur Sealy International, Inc.	22,685	610,000
Toll Brothers, Inc.	14,542	626,469
TopBuild Corp. (a)	4,360	741,810
		5,204,604
Internet & Direct Marketing Retail - 0.3%
Lyft, Inc. (a)	41,889	613,255
Wayfair LLC Class A (a)(b)	10,526	399,146
		1,012,401
Leisure Products - 0.8%
Brunswick Corp.	10,004	706,983
Mattel, Inc. (a)	47,456	899,766
Peloton Interactive, Inc. Class A (a)(b)	40,775	342,510
Polaris, Inc.	7,627	774,903
YETI Holdings, Inc. (a)	11,643	373,507
		3,097,669
Multiline Retail - 0.5%
Kohl's Corp.	17,275	517,386
Macy's, Inc.	36,381	758,544
Nordstrom, Inc. (b)	15,103	307,195
Ollie's Bargain Outlet Holdings, Inc. (a)	8,424	471,744
		2,054,869
Specialty Retail - 2.2%
AutoNation, Inc. (a)	5,139	546,327
Carvana Co. Class A (a)(b)	14,081	190,516
Dick's Sporting Goods, Inc.	7,345	835,567
Five Below, Inc. (a)	7,368	1,078,307
Floor & Decor Holdings, Inc. Class A (a)	13,935	1,022,411
GameStop Corp. Class A (b)	36,242	1,026,011
Gap, Inc.	26,700	300,909
Leslie's, Inc. (a)(b)	21,383	300,217
Lithia Motors, Inc. Class A (sub. vtg.)	3,660	725,229
Penske Automotive Group, Inc.	3,623	404,399
Petco Health & Wellness Co., Inc. (a)(b)	10,863	114,387
RH (a)	2,670	677,993
Victoria's Secret & Co. (a)	11,164	419,766
Williams-Sonoma, Inc. (b)	9,220	1,141,713
		8,783,752
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	18,169	829,960
Carter's, Inc. (b)	5,146	349,259
Columbia Sportswear Co.	4,862	362,219
Deckers Outdoor Corp. (a)	3,555	1,244,001
Hanesbrands, Inc.	47,049	320,874
PVH Corp.	9,067	465,318
Ralph Lauren Corp.	5,714	529,631
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	18,060	621,806
Tapestry, Inc.	34,007	1,077,342
Under Armour, Inc.:
Class A (sub. vtg.) (a)	25,436	189,498
Class C (non-vtg.) (a)	26,988	177,041
		6,166,949
TOTAL CONSUMER DISCRETIONARY		47,398,007
CONSUMER STAPLES - 3.2%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	1,275	475,945
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	22,720	465,987
BJ's Wholesale Club Holdings, Inc. (a)	18,090	1,400,166
Casey's General Stores, Inc.	5,004	1,164,481
Grocery Outlet Holding Corp. (a)	11,908	411,660
Performance Food Group Co. (a)	20,530	1,068,381
U.S. Foods Holding Corp. (a)	27,244	810,781
		5,321,456
Food Products - 1.6%
Darling Ingredients, Inc. (a)	21,601	1,695,246
Flowers Foods, Inc.	25,302	726,420
Freshpet, Inc. (a)(b)	6,136	361,717
Ingredion, Inc.	8,848	788,534
Lamb Weston Holdings, Inc.	19,460	1,677,841
Pilgrim's Pride Corp. (a)	6,386	147,197
Post Holdings, Inc. (a)	7,384	667,661
Seaboard Corp.	34	127,377
		6,191,993
Household Products - 0.1%
Reynolds Consumer Products, Inc. (b)	7,331	223,889
Spectrum Brands Holdings, Inc.	5,379	248,187
		472,076
Personal Products - 0.1%
Coty, Inc. Class A (a)	46,805	314,062
Olaplex Holdings, Inc.	16,778	73,823
		387,885
TOTAL CONSUMER STAPLES		12,849,355
ENERGY - 4.5%
Energy Equipment & Services - 0.3%
NOV, Inc.	52,839	1,183,594
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream GP LP	45,391	483,414
Antero Resources Corp. (a)	39,049	1,431,536
APA Corp.	43,930	1,997,058
Chesapeake Energy Corp.	16,350	1,672,115
DT Midstream, Inc.	13,083	781,055
Enviva, Inc. (b)	4,132	247,259
EQT Corp.	49,756	2,081,791
HF Sinclair Corp.	19,673	1,203,397
New Fortress Energy, Inc.	6,504	358,175
Ovintiv, Inc.	34,502	1,747,526
PDC Energy, Inc.	12,773	921,444
Range Resources Corp.	34,588	985,066
Southwestern Energy Co. (a)	150,244	1,041,191
Texas Pacific Land Corp.	773	1,780,892
		16,731,919
TOTAL ENERGY		17,915,513
FINANCIALS - 15.6%
Banks - 5.0%
Bank of Hawaii Corp. (b)	5,338	405,421
Bank OZK	15,094	648,740
BOK Financial Corp.	3,968	437,234
Comerica, Inc.	17,635	1,243,268
Commerce Bancshares, Inc.	14,786	1,047,440
Cullen/Frost Bankers, Inc.	7,874	1,220,864
East West Bancorp, Inc.	19,092	1,366,414
First Citizens Bancshares, Inc.	1,645	1,352,387
First Hawaiian, Inc.	17,243	441,076
First Horizon National Corp.	71,442	1,751,043
FNB Corp., Pennsylvania	47,108	680,711
PacWest Bancorp	15,688	390,004
Pinnacle Financial Partners, Inc.	10,117	839,610
Popular, Inc.	9,922	701,684
Prosperity Bancshares, Inc.	11,820	845,957
Signature Bank	8,365	1,326,103
Synovus Financial Corp.	19,436	774,525
Umpqua Holdings Corp.	29,167	579,840
Webster Financial Corp.	23,575	1,279,180
Western Alliance Bancorp.	14,273	958,717
Wintrust Financial Corp.	8,088	757,199
Zions Bancorp NA	20,106	1,044,306
		20,091,723
Capital Markets - 4.0%
Affiliated Managers Group, Inc.	5,121	635,823
Carlyle Group LP	27,950	790,426
Cboe Global Markets, Inc.	14,294	1,779,603
Evercore, Inc. Class A	4,922	517,302
FactSet Research Systems, Inc.	5,124	2,180,211
Invesco Ltd.	50,411	772,297
Janus Henderson Group PLC	18,360	418,057
Jefferies Financial Group, Inc.	27,452	944,623
Lazard Ltd. Class A	12,064	454,933
LPL Financial	10,748	2,747,724
MarketAxess Holdings, Inc.	5,015	1,223,861
Morningstar, Inc.	3,357	779,428
Robinhood Markets, Inc. (a)	75,872	886,185
SEI Investments Co.	13,883	753,847
Stifel Financial Corp.	13,947	862,901
Virtu Financial, Inc. Class A	13,149	294,275
		16,041,496
Consumer Finance - 0.6%
Credit Acceptance Corp. (a)(b)	905	421,386
OneMain Holdings, Inc.	15,680	604,621
SLM Corp.	33,760	560,078
SoFi Technologies, Inc. (a)(b)	107,329	583,870
Upstart Holdings, Inc. (a)(b)	9,520	220,674
		2,390,629
Diversified Financial Services - 0.2%
Voya Financial, Inc. (b)	13,139	898,182
Insurance - 4.7%
American Financial Group, Inc.	9,084	1,318,179
Assurant, Inc.	7,183	975,882
Assured Guaranty Ltd.	8,027	475,118
Axis Capital Holdings Ltd.	10,504	574,254
Brighthouse Financial, Inc. (a)	9,623	549,185
Brown & Brown, Inc.	31,918	1,876,459
Erie Indemnity Co. Class A	3,385	869,979
Everest Re Group Ltd.	5,254	1,695,256
First American Financial Corp.	13,619	686,398
Globe Life, Inc.	12,073	1,394,673
Hanover Insurance Group, Inc.	4,778	699,929
Kemper Corp.	8,574	408,723
Lincoln National Corp.	22,906	1,233,946
Old Republic International Corp.	38,173	885,995
Primerica, Inc.	5,024	726,973
Reinsurance Group of America, Inc.	9,021	1,327,621
RenaissanceRe Holdings Ltd.	5,812	899,000
Ryan Specialty Group Holdings, Inc. (a)(b)	11,102	497,925
Unum Group	27,040	1,232,754
White Mountains Insurance Group Ltd.	381	539,553
		18,867,802
Mortgage Real Estate Investment Trusts - 0.8%
AGNC Investment Corp.	70,509	579,584
Annaly Capital Management, Inc.	58,140	1,078,497
Rithm Capital Corp.	57,588	485,467
Starwood Property Trust, Inc.	39,430	814,624
		2,958,172
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	40,731	555,978
New York Community Bancorp, Inc.	62,188	578,970
TFS Financial Corp.	6,761	94,992
UWM Holdings Corp. Class A (b)	12,516	41,052
		1,270,992
TOTAL FINANCIALS		62,518,996
HEALTH CARE - 9.2%
Biotechnology - 2.4%
Exact Sciences Corp. (a)	23,601	820,843
Exelixis, Inc. (a)	42,657	707,253
Ionis Pharmaceuticals, Inc. (a)	19,067	842,761
Mirati Therapeutics, Inc. (a)	5,809	391,062
Natera, Inc. (a)	11,647	546,943
Neurocrine Biosciences, Inc. (a)	12,795	1,472,960
Novavax, Inc. (a)(b)	10,536	234,637
Repligen Corp. (a)	7,466	1,362,470
Sarepta Therapeutics, Inc. (a)	11,360	1,295,267
Ultragenyx Pharmaceutical, Inc. (a)	9,014	364,706
United Therapeutics Corp. (a)	6,022	1,388,252
		9,427,154
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	28,928	891,561
Enovis Corp. (a)	6,834	337,941
Envista Holdings Corp. (a)	21,971	725,263
Globus Medical, Inc. (a)	10,310	690,770
ICU Medical, Inc. (a)	2,723	404,120
Integra LifeSciences Holdings Corp. (a)	9,777	491,294
Masimo Corp. (a)	6,405	842,898
Novocure Ltd. (a)	13,948	985,566
Penumbra, Inc. (a)	4,814	825,457
QuidelOrtho Corp. (a)	6,669	599,010
Tandem Diabetes Care, Inc. (a)	8,614	483,676
		7,277,556
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	12,022	977,389
agilon health, Inc. (a)(b)	25,523	506,632
Amedisys, Inc. (a)	4,316	421,198
Chemed Corp.	1,972	920,668
DaVita HealthCare Partners, Inc. (a)	7,609	555,533
Encompass Health Corp.	13,220	719,697
Enhabit Home Health & Hospice (a)	6,610	82,096
Guardant Health, Inc. (a)(b)	13,156	651,222
Henry Schein, Inc. (a)	18,253	1,249,600
Oak Street Health, Inc. (a)(b)	15,726	318,137
Premier, Inc.	15,893	554,348
Signify Health, Inc. (a)	9,580	280,023
Tenet Healthcare Corp. (a)	14,350	636,566
Universal Health Services, Inc. Class B	8,580	994,165
		8,867,274
Health Care Technology - 0.3%
Certara, Inc. (a)	15,690	191,889
Definitive Healthcare Corp. (a)(b)	4,420	69,748
Doximity, Inc. (a)(b)	14,683	388,659
Teladoc Health, Inc. (a)(b)	21,679	642,566
		1,292,862
Life Sciences Tools & Services - 1.8%
10X Genomics, Inc. (a)	12,423	337,657
Azenta, Inc.	9,998	443,911
Bio-Techne Corp.	5,251	1,555,661
Bruker Corp.	14,688	908,306
Charles River Laboratories International, Inc. (a)	6,807	1,444,786
Maravai LifeSciences Holdings, Inc. (a)	14,824	246,078
QIAGEN NV (a)	30,624	1,333,981
Sotera Health Co. (a)	13,342	91,793
Syneos Health, Inc. (a)	13,833	696,907
		7,059,080
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	8,226	1,182,817
Organon & Co.	34,306	898,131
Perrigo Co. PLC	18,130	730,276
		2,811,224
TOTAL HEALTH CARE		36,735,150
INDUSTRIALS - 19.5%
Aerospace & Defense - 2.5%
Axon Enterprise, Inc. (a)	9,120	1,326,413
BWX Technologies, Inc.	12,325	702,279
Curtiss-Wright Corp.	5,169	867,513
Hexcel Corp.	11,312	630,078
Howmet Aerospace, Inc.	50,615	1,799,363
Huntington Ingalls Industries, Inc.	5,313	1,365,813
Mercury Systems, Inc. (a)	7,678	371,615
Spirit AeroSystems Holdings, Inc. Class A	14,087	326,255
Textron, Inc.	28,526	1,952,319
Woodward, Inc.	7,946	728,648
		10,070,296
Air Freight & Logistics - 0.1%
GXO Logistics, Inc. (a)	14,260	521,060
Airlines - 0.7%
Alaska Air Group, Inc. (a)	16,701	742,526
American Airlines Group, Inc. (a)(b)	87,198	1,236,468
Copa Holdings SA Class A (a)	3,873	291,366
JetBlue Airways Corp. (a)	43,299	348,124
		2,618,484
Building Products - 2.7%
A.O. Smith Corp.	17,103	936,902
Advanced Drain Systems, Inc.	8,649	1,002,246
Allegion PLC	11,830	1,239,429
Armstrong World Industries, Inc.	6,212	469,441
Builders FirstSource, Inc. (a)	20,821	1,283,823
Carlisle Companies, Inc.	6,943	1,657,988
Fortune Brands Home & Security, Inc.	17,428	1,051,257
Hayward Holdings, Inc. (a)(b)	9,292	85,951
Lennox International, Inc.	4,313	1,007,387
Owens Corning	13,081	1,119,864
The AZEK Co., Inc. (a)	15,017	262,948
Trex Co., Inc. (a)	14,872	715,194
		10,832,430
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	6,881	842,647
Driven Brands Holdings, Inc. (a)	7,449	238,219
IAA, Inc. (a)	18,068	685,319
MSA Safety, Inc.	4,983	668,918
Stericycle, Inc. (a)	12,373	551,588
Tetra Tech, Inc.	7,193	1,016,227
		4,002,918
Construction & Engineering - 1.9%
AECOM	17,778	1,338,328
MasTec, Inc. (a)	8,229	634,291
MDU Resources Group, Inc.	27,269	776,621
Quanta Services, Inc.	19,213	2,729,015
Valmont Industries, Inc.	2,836	905,308
Willscot Mobile Mini Holdings (a)	28,090	1,194,668
		7,578,231
Electrical Equipment - 2.0%
Acuity Brands, Inc.	4,402	808,075
ChargePoint Holdings, Inc. Class A (a)(b)	33,773	472,147
Hubbell, Inc. Class B	7,229	1,716,743
nVent Electric PLC	22,301	813,987
Plug Power, Inc. (a)(b)	70,121	1,120,534
Regal Rexnord Corp.	9,047	1,144,807
Sensata Technologies, Inc. PLC	20,719	833,111
Sunrun, Inc. (a)	27,723	624,045
Vertiv Holdings Co.	40,981	586,438
		8,119,887
Machinery - 4.0%
AGCO Corp.	8,379	1,040,420
Allison Transmission Holdings, Inc.	13,050	551,363
Crane Holdings Co.	6,350	637,159
Donaldson Co., Inc.	16,651	956,600
ESAB Corp.	6,843	255,244
Flowserve Corp.	17,578	504,137
Gates Industrial Corp. PLC (a)	14,566	162,411
Graco, Inc.	22,659	1,576,613
ITT, Inc.	11,270	860,915
Lincoln Electric Holdings, Inc.	7,563	1,073,946
Middleby Corp. (a)	7,218	1,009,509
Nordson Corp.	7,820	1,759,500
Oshkosh Corp.	8,864	780,032
Pentair PLC	22,213	954,048
Snap-On, Inc.	7,099	1,576,333
Timken Co.	8,413	599,763
Toro Co.	14,088	1,485,298
		15,783,291
Marine - 0.2%
Kirby Corp. (a)	8,058	562,046
Professional Services - 2.0%
Booz Allen Hamilton Holding Corp. Class A	17,723	1,929,149
CACI International, Inc. Class A (a)	3,127	950,702
Clarivate Analytics PLC (a)	63,726	658,290
Dun & Bradstreet Holdings, Inc.	33,941	436,142
FTI Consulting, Inc. (a)(b)	4,550	708,117
KBR, Inc. (b)	18,714	931,396
Manpower, Inc.	6,942	543,836
Robert Half International, Inc.	14,533	1,111,193
Science Applications International Corp.	7,514	814,067
		8,082,892
Road & Rail - 1.3%
AMERCO	1,215	698,856
Avis Budget Group, Inc. (a)	4,014	949,150
Hertz Global Holdings, Inc.	27,500	506,000
Knight-Swift Transportation Holdings, Inc. Class A	21,061	1,011,560
Landstar System, Inc.	4,882	762,666
Ryder System, Inc.	6,674	537,324
Schneider National, Inc. Class B	7,291	162,152
XPO Logistics, Inc. (a)	13,819	714,995
		5,342,703
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	14,024	494,907
Core & Main, Inc. (a)	9,621	226,863
MSC Industrial Direct Co., Inc. Class A	6,237	517,546
SiteOne Landscape Supply, Inc. (a)	6,006	695,915
Univar Solutions, Inc. (a)	22,188	565,350
Watsco, Inc. (b)	4,447	1,204,959
WESCO International, Inc. (a)	6,014	828,549
		4,534,089
TOTAL INDUSTRIALS		78,048,327
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 1.1%
Ciena Corp. (a)	20,101	962,838
F5, Inc. (a)	8,038	1,148,711
Juniper Networks, Inc.	43,145	1,320,237
Lumentum Holdings, Inc. (a)	9,307	692,906
ViaSat, Inc. (a)	9,699	397,271
		4,521,963
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	8,628	873,671
Avnet, Inc.	12,699	510,373
Cognex Corp.	23,458	1,084,463
Coherent Corp. (a)	17,221	578,798
IPG Photonics Corp. (a)	4,536	388,554
Jabil, Inc.	18,128	1,164,724
Littelfuse, Inc.	3,263	718,676
National Instruments Corp.	17,653	673,992
TD SYNNEX Corp.	5,754	526,549
Vontier Corp.	21,312	407,059
		6,926,859
IT Services - 3.2%
Affirm Holdings, Inc. (a)(b)	23,966	480,998
Amdocs Ltd.	16,308	1,407,543
Concentrix Corp.	5,827	712,234
DXC Technology Co. (a)	31,055	892,831
Euronet Worldwide, Inc. (a)	6,375	535,564
Genpact Ltd.	24,372	1,182,042
Globant SA (a)	5,496	1,036,985
Jack Henry & Associates, Inc.	9,799	1,950,589
Kyndryl Holdings, Inc. (a)	27,317	264,155
Shift4 Payments, Inc. (a)(b)	6,813	313,194
Switch, Inc. Class A	19,763	672,930
The Western Union Co.	51,945	701,777
Thoughtworks Holding, Inc. (a)	11,493	110,448
Toast, Inc. (a)(b)	33,526	740,589
WEX, Inc. (a)	5,953	977,125
Wix.com Ltd. (a)	7,248	609,557
		12,588,561
Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems LLC (a)	8,948	227,369
Cirrus Logic, Inc. (a)	7,515	504,407
Entegris, Inc.	20,037	1,589,736
First Solar, Inc. (a)	14,343	2,087,911
Lattice Semiconductor Corp. (a)	18,320	888,703
MKS Instruments, Inc.	7,735	635,430
Universal Display Corp.	5,864	558,370
Wolfspeed, Inc. (a)(b)	15,600	1,228,500
		7,720,426
Software - 6.7%
Alteryx, Inc. Class A (a)	8,006	390,132
AppLovin Corp. (a)(b)	29,544	501,066
Aspen Technology, Inc. (a)	3,639	878,637
Bentley Systems, Inc. Class B (b)	22,761	803,008
Bill.Com Holdings, Inc. (a)	13,174	1,756,885
Black Knight, Inc. (a)	20,865	1,261,707
CCC Intelligent Solutions Holdings, Inc. Class A (a)(b)	22,828	212,985
Ceridian HCM Holding, Inc. (a)	18,475	1,222,860
Confluent, Inc. (a)(b)	16,767	450,697
Coupa Software, Inc. (a)	10,157	540,657
Dolby Laboratories, Inc. Class A	8,238	550,628
DoubleVerify Holdings, Inc. (a)	8,546	249,800
Dropbox, Inc. Class A (a)	36,962	803,924
Dynatrace, Inc. (a)	26,852	946,264
Elastic NV (a)	10,446	668,022
Fair Isaac Corp. (a)	3,314	1,586,876
Five9, Inc. (a)	9,324	561,864
Guidewire Software, Inc. (a)	11,290	670,739
Informatica, Inc. (b)	4,904	94,941
Jamf Holding Corp. (a)	8,804	208,391
Manhattan Associates, Inc. (a)	8,472	1,030,788
nCino, Inc. (a)(b)	9,400	295,912
NCR Corp. (a)	17,160	364,822
New Relic, Inc. (a)	7,085	419,715
NortonLifeLock, Inc.	77,130	1,737,739
Nutanix, Inc. Class A (a)	28,905	791,997
Paycor HCM, Inc. (a)(b)	6,374	194,216
Paylocity Holding Corp. (a)	5,360	1,242,394
Pegasystems, Inc.	5,580	207,632
Procore Technologies, Inc. (a)(b)	9,429	515,389
PTC, Inc. (a)	14,220	1,675,543
RingCentral, Inc. (a)	11,502	408,551
SentinelOne, Inc. (a)	24,959	570,064
Smartsheet, Inc. (a)	16,933	591,300
Teradata Corp. (a)	13,815	436,416
UiPath, Inc. Class A (a)	50,373	637,218
Zendesk, Inc. (a)	16,410	1,258,483
		26,738,262
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage, Inc. Class A (a)	37,982	1,172,125
TOTAL INFORMATION TECHNOLOGY		59,668,196
MATERIALS - 6.5%
Chemicals - 1.8%
Ashland, Inc.	6,838	717,443
Axalta Coating Systems Ltd. (a)	29,807	695,099
Element Solutions, Inc.	30,843	530,500
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	117,887	321,832
Huntsman Corp.	25,803	690,488
NewMarket Corp.	798	242,863
Olin Corp.	18,051	955,800
RPM International, Inc.	17,230	1,629,441
The Chemours Co. LLC	20,838	596,592
The Scotts Miracle-Gro Co. Class A (b)	5,448	250,118
Valvoline, Inc.	23,870	700,823
		7,330,999
Construction Materials - 0.2%
Eagle Materials, Inc.	5,046	617,176
Containers & Packaging - 2.4%
Aptargroup, Inc.	8,840	876,486
Ardagh Group SA	5,444	42,354
Ardagh Metal Packaging SA	20,131	89,382
Avery Dennison Corp.	10,993	1,863,863
Berry Global Group, Inc. (a)	16,904	799,897
Crown Holdings, Inc.	15,697	1,076,657
Graphic Packaging Holding Co.	41,287	947,950
Packaging Corp. of America	12,476	1,499,740
Sealed Air Corp.	19,678	937,066
Silgan Holdings, Inc.	11,352	537,631
Sonoco Products Co.	13,136	815,483
		9,486,509
Metals & Mining - 2.0%
Alcoa Corp.	24,270	947,258
Cleveland-Cliffs, Inc. (a)	68,988	896,154
MP Materials Corp. (a)(b)	12,249	367,960
Reliance Steel & Aluminum Co.	8,099	1,631,787
Royal Gold, Inc.	8,847	840,111
SSR Mining, Inc.	28,620	394,956
Steel Dynamics, Inc.	23,379	2,198,795
United States Steel Corp.	31,732	646,064
		7,923,085
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	9,886	560,042
TOTAL MATERIALS		25,917,811
REAL ESTATE - 9.2%
Equity Real Estate Investment Trusts (REITs) - 8.6%
American Homes 4 Rent Class A	40,948	1,307,879
Americold Realty Trust	36,286	879,936
Apartment Income (REIT) Corp.	20,784	798,729
Brixmor Property Group, Inc.	40,266	858,068
Camden Property Trust (SBI)	13,996	1,617,238
Cousins Properties, Inc.	20,388	484,419
CubeSmart	30,177	1,263,511
Douglas Emmett, Inc.	22,817	401,351
EastGroup Properties, Inc.	5,553	870,100
EPR Properties	9,994	385,768
Equity Lifestyle Properties, Inc.	23,978	1,533,633
Federal Realty Investment Trust (SBI)	10,836	1,072,547
First Industrial Realty Trust, Inc.	17,784	847,052
Gaming & Leisure Properties	32,964	1,652,156
Healthcare Trust of America, Inc.	51,186	1,040,611
Highwoods Properties, Inc. (SBI)	14,024	395,898
Host Hotels & Resorts, Inc.	95,577	1,804,494
Hudson Pacific Properties, Inc.	18,572	205,035
Iron Mountain, Inc.	38,974	1,951,428
JBG SMITH Properties	14,423	283,845
Kilroy Realty Corp.	15,690	670,591
Kimco Realty Corp.	81,546	1,743,453
Lamar Advertising Co. Class A	11,673	1,076,601
Life Storage, Inc.	11,357	1,256,198
Medical Properties Trust, Inc.	80,178	918,038
National Retail Properties, Inc.	23,685	995,481
National Storage Affiliates Trust	11,460	488,884
Omega Healthcare Investors, Inc.	31,726	1,008,252
Park Hotels & Resorts, Inc.	30,089	393,564
Rayonier, Inc.	19,669	662,845
Regency Centers Corp.	23,135	1,399,899
Rexford Industrial Realty, Inc.	23,116	1,277,852
SL Green Realty Corp.	8,641	342,875
Spirit Realty Capital, Inc.	18,340	712,142
Store Capital Corp.	34,298	1,090,676
Vornado Realty Trust	23,819	561,890
		34,252,939
Real Estate Management & Development - 0.6%
Howard Hughes Corp. (a)	4,945	303,376
Jones Lang LaSalle, Inc. (a)	6,444	1,025,176
Opendoor Technologies, Inc. (a)(b)	62,155	160,981
WeWork, Inc. (a)(b)	17,545	45,091
Zillow Group, Inc.:
Class A (a)	7,708	238,408
Class C (a)	21,637	667,718
		2,440,750
TOTAL REAL ESTATE		36,693,689
UTILITIES - 2.8%
Electric Utilities - 1.2%
Hawaiian Electric Industries, Inc.	14,685	558,617
IDACORP, Inc.	6,794	711,332
NRG Energy, Inc.	31,858	1,414,495
OGE Energy Corp.	26,958	987,472
Pinnacle West Capital Corp.	15,241	1,024,348
		4,696,264
Gas Utilities - 0.4%
National Fuel Gas Co.	11,832	798,542
UGI Corp.	28,263	998,532
		1,797,074
Independent Power and Renewable Electricity Producers - 0.5%
Brookfield Renewable Corp.	17,238	534,895
Vistra Corp.	55,492	1,274,651
		1,809,546
Multi-Utilities - 0.4%
NiSource, Inc.	54,823	1,408,403
Water Utilities - 0.3%
Essential Utilities, Inc.	31,242	1,381,521
TOTAL UTILITIES		11,092,808
TOTAL COMMON STOCKS (Cost $333,815,562)		398,725,253

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (d) (Cost $99,710)	100,000	99,047

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 3.10% (e)(f) (Cost $15,826,426)	15,824,844	15,826,426

TOTAL INVESTMENT IN SECURITIES - 103.8% (Cost $349,741,698)	414,650,726
NET OTHER ASSETS (LIABILITIES) - (3.8)%	(15,208,985)
NET ASSETS - 100.0%	399,441,741

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Dec 2022	731,880	63,941	63,941

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,047.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.10%	413,829	39,708,204	40,122,033	6,021	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	12,727,695	24,037,206	20,938,475	36,676	-	-	15,826,426	0.0%
Total	13,141,524	63,745,410	61,060,508	42,697	-	-	15,826,426

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.